Equity - contributed equity - Summary of movements in ordinary share capital (Detail) - AUD ($)									12 Months Ended
	Jun. 30, 2020	May 11, 2020	Apr. 16, 2020	Nov. 01, 2019	Jun. 30, 2019	Nov. 23, 2018	Nov. 09, 2018	Oct. 24, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of classes of share capital [line items]
Beginning Balance									$ 14,195,000	$ 19,242,000	$ 25,338,000
Issue of shares									12,972,000	5,406,000	30,000
Ending balance	$ 14,125,000				$ 14,195,000				$ 14,125,000	$ 14,195,000	$ 19,242,000
Acquisition of Glioblast Pty Ltd [member]
Disclosure of classes of share capital [line items]
Issue price							$ 0.440
Contributed equity [member]
Disclosure of classes of share capital [line items]
Beginning Balance									62,166,673	48,409,621
Ending Balance	94,598,369				62,166,673				94,598,369	62,166,673	48,409,621
Beginning Balance									$ 36,642,000	$ 31,576,000	$ 193,769,000
Issue of shares									12,972,000	5,406,000	30,000
Ending balance	$ 48,781,000				$ 36,642,000				$ 48,781,000	$ 36,642,000	$ 31,576,000
Contributed equity [member] | Acquisition of Glioblast Pty Ltd [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding										2,820,824
Issue of shares										$ 1,250,000
Share Placement [member]
Disclosure of classes of share capital [line items]
Issue price			$ 0.400	$ 0.400				$ 0.380
Share Placement [member] | Contributed equity [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding										8,900,001
Issue of shares										$ 3,382,000
Share Placement [member] | Contributed equity [member] | 1 November 2019 [Member]
Disclosure of classes of share capital [line items]
Beginning Balance									10,000,000
Ending Balance					10,000,000					10,000,000
Beginning Balance									$ 4,000,000
Ending balance					$ 4,000,000					$ 4,000,000
Share Placement [member] | Contributed equity [member] | 16 April 2020 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding									18,041,667
Issue of shares									$ 7,216,667
Share purchase plan [member]
Disclosure of classes of share capital [line items]
Issue price		$ 0.400				$ 0.380
Share purchase plan [member] | Contributed equity [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding									4,390,010	2,036,227
Issue of shares									$ 1,756,004	$ 773,760
Share issue transaction costs [member]
Disclosure of classes of share capital [line items]
Issue price	$ 0.000				$ 0.000
Share issue transaction costs [member] | Contributed equity [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding									0
Issue of shares									$ (833,052)	$ (340,065)
Conversion of options [member]
Disclosure of classes of share capital [line items]
Issue price	$ 4.000
Conversion of options [member] | Contributed equity [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding									19
Issue of shares									$ 76